Cover	Sep. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2023
Entity Registrant Name	Semrush Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40276
Entity Tax Identification Number	84-4053265
Entity Address, Address Line One	800 Boylston Street
Entity Address, Address Line Two	Suite 2475
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02199
City Area Code	800
Local Phone Number	851-9959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	SEMR
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001831840
Amendment Flag	false
Security Exchange Name	NYSE
Pre-commencement Issuer Tender Offer	false